Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments
Schedule of long-term investments

	Equity
	investments
	without readily
	determinable	Equity method
	fair values	investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	5,663	—	5,663
Additions	9,150	—	9,150
Balance as of December 31, 2018	14,813	—	14,813
Balance as of January 1, 2019	14,813	—	14,813
Additions	21,692	13,475	35,167
Impairment	(4,000)	—	(4,000)
Balance as of December 31, 2019	32,505	13,475	45,980

Schedule of condensed financial information of Medical Cosmetology

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	33,035	17,042	—
Gross profit	20,948	10,893	—
Loss from operations	(11,852)	(5,778)	—
Net (loss)/earnings	(14,631)	(2,108)	8,280

	As of December 31,
	2018	2019
	RMB	RMB
Current assets	2,216	7,509
Non-current assets	—	20,000
Current liabilities	13,429	—
Total shareholders’ (deficit)/equity	(11,213)	27,509